(Losses)/Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2017
(Losses)/Earnings per Share
Schedule of basic (losses)/earnings per share

	Year Ended December 31,
	2017	2016	2015
Weighted average number of outstanding ordinary shares in issue	61,717,171	59,715,173	54,659,315

Net (loss)/income (US$'000)	(22,963)	14,557	10,427
Net income attributable to non-controlling interests (US$'000)	(3,774)	(2,859)	(2,434)
Accretion on redeemable non-controlling interests (US$'000)	—	—	(43,001)

Net (loss)/income for the year attributable to ordinary shareholders of the Company (US$'000)	(26,737)	11,698	(35,008)

(Losses)/earnings per share attributable to ordinary shareholders of the Company (US$ per share)	(0.43)	0.20	(0.64)

Schedule of diluted (losses)/earnings per share

	Year Ended December 31,
	2017	2016	2015
Weighted average number of outstanding ordinary shares in issue	61,717,171	59,715,173	54,659,315
Adjustment for share options and LTIP	—	255,877	—

	61,717,171	59,971,050	54,659,315

Net (loss)/income for the year attributable to ordinary shareholders of the Company (US$'000)	(26,737)	11,698	(35,008)

(Losses)/earnings per share attributable to ordinary shareholders of the Company (US$ per share)	(0.43)	0.20	(0.64)